Income Taxes (Tables)	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

	For the years ended
	February 28, 2026	February 28, 2025

U.S. statutory tax rate	21.0%	21.0%
PRC profit tax rate	25.0%	25.0%
Changes in valuation allowance and others	(46.0%)	(31.0%)
Effective tax rate	0%	15.0%

Schedule of income tax expenses

	February 28, 2026	February 28, 2025

Current tax	$—	$5,786,417
Deferred tax benefit	—	(6,665,538)
Total provision for (benefit from) income tax expense	$—	$(879,121)

Schedule of reconciliations of income tax expenses

	February 28, 2026	February 28, 2025

Loss before income tax expenses	$(7,041,333)	$(5,988,461)
Income tax credit computed at various statutory income tax rate (15% to 25%)	(440,899)	(1,035,381)
Reconciling items:
Tax incentive – R&D Credit	(69,940)	(144,047)
Income not subject to tax in China	(38,590)	(11,118)
Non-deductible expenses	549,429	311,425
Total provision for (benefit from) income tax	$—	$(879,121)

Schedule of deferred tax assets

	February 28, 2026	February 28, 2025

Deferred tax assets
Net operating losses carryforward	$4,244,187	$3,316,740
Accruals and reserves	7,121,646	6,476,962
Lease liability	20,160	19,029
Total deferred tax assets	11,385,993	9,812,461
Less: Valuation allowance	(4,389,425)	(3,188,969)
Total deferred tax assets, net of valuation allowance	6,996,568	6,623,492
Deferred tax liabilities
Right-of-use asset	(18,002)	(16,954)
Total deferred tax liabilities	(18,002)	(16,954)

Net deferred tax assets (liabilities)	$6,978,566	$6,606,538